Provisions (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Non-current provisions	$ 60,958	$ 108,487
Current provisions	137,625	55,296
Provisions	198,583	163,783	$ 130,943
Provisions For Pensions [Member]
Disclosure of other provisions [line items]
Non-current provisions	41,238	56,395
Current provisions	180	191
Provisions	41,418	56,586	57,729
Environment provision [member]
Disclosure of other provisions [line items]
Non-current provisions	2,562	2,910
Current provisions	1,133	1,256
Provisions	3,695	4,166	4,108
Provisions for litigation [member]
Disclosure of other provisions [line items]
Current provisions	1,952	1,355
Provisions	1,952	1,355	3,905
Provisions for third-party liability
Disclosure of other provisions [line items]
Non-current provisions	8,905	10,759
Provisions	8,905	10,759	9,263
Provisions for C02 emissions allowances [Member]
Disclosure of other provisions [line items]
Non-current provisions	3,033
Current provisions	107,213	40,161
Provisions	110,246	40,161	34,938
Restructuring provision [member]
Disclosure of other provisions [line items]
Current provisions	22,350	2
Provisions	22,350	2	2
Restructuring provision [member] | France
Disclosure of other provisions [line items]
Provisions	21,717
Restructuring provision [member] | Spain
Disclosure of other provisions [line items]
Provisions	633
Other provisions [member]
Disclosure of other provisions [line items]
Non-current provisions	5,220	38,423
Current provisions	4,797	12,331
Provisions	$ 10,017	$ 50,754	$ 21,002